Consolidated Balance Sheet € in Millions, $ in Millions	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Non-current assets
Property, plant and equipment	€ 8,123.4	€ 7,213.8	€ 6,261.5
Intangible assets	46.8	46.8	46.8
Derivative financial instruments	2.6	23.0	88.5
Total non-current assets	8,172.8	7,283.6	6,396.8
Current assets
Inventories	3.7	3.1	3.3
Other assets	235.5	222.1	148.5
Trade receivables	57.6	54.3	66.1
Derivative financial instruments	212.1	286.3	269.1
Restricted cash	34.6	11.8	13.0
Financial assets: cash > 3 months	2,130.5	2,904.5	3,062.3
Cash and cash equivalents	1,515.0	1,224.0	1,259.2
Total current assets	4,189.0	4,706.1	4,821.5
Total assets	12,361.8	11,989.7	11,218.3
Current liabilities
Trade payables	249.6	294.1	230.6
Accrued expenses and other liabilities	2,502.2	2,257.2	2,112.7
Current maturities of debt	434.6	455.9	449.9
Current tax	36.0	2.9	20.9
Derivative financial instruments	190.5	1.7	555.4
Total current liabilities	3,412.9	3,011.8	3,369.5
Non-current liabilities
Provisions	138.1	138.2	149.3
Derivative financial instruments	415.5	2.6	111.6
Deferred tax	395.2	473.1	385.5
Other creditors	2.8	12.4	32.5
Non-current maturities of debt	3,528.4	3,928.6	3,573.1
Total non-current liabilities	4,480.0	4,554.9	4,252.0
Shareholders' equity
Issued share capital	7.0	7.3	7.7
Share premium account	719.4	719.4	719.4
Other undenominated capital	3.0	2.7	2.3
Retained earnings	4,077.9	3,456.8	3,166.1
Other reserves	(338.4)	236.8	(298.7)
Shareholders' equity	4,468.9	4,423.0	3,596.8
Total liabilities and shareholders' equity	€ 12,361.8	€ 11,989.7	€ 11,218.3